Nature of Business and Operations - Summary of Elements of Business Combination to the Consolidated Statement of Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - Jaws' trust and cash, net of redemptions	$ 690,705
Cash - PIPE financing	800,000
Less: transaction costs and advisory fees paid	(88,745)
Less: Distribution to PCIH shareholders	(466,598)
Net Business Combination and PIPE financing	935,362
Plus: Non-cash net assets assumed	96
Plus: Accrued transaction costs	8,860
Less: Capitalized transaction costs	(8,167)
Less: Warrant liability assumed	(163,058)
Net contributions from Business Combination and PIPE financing	$ 773,093